Private Placement Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 22, 2018	Jun. 30, 2023	Dec. 31, 2022
Private Placement Warrants (Details) [Line Items]
Generating gross proceeds (in Dollars)	$ 600
Exercise price (in Dollars per share)	$ 11.5
Private Placement Warrant [Member]
Private Placement Warrants (Details) [Line Items]
Aggregate of purchase shares		11,800,000
Warrants per share price (in Dollars per share)	$ 0.5	$ 0.5
Aggregate purchase price amount (in Dollars)		$ 5,900
Additional sale of shares	1,200,000
Warrants outstanding shares		13,000,000	13,000,000